Consolidated Statements Of Changes In Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Series B Preferred Stock [Member]	Total
Balance at Dec. 31, 2014	$ 159	$ 59,696	$ (22,157)	$ 51	$ (3,245)	$ 5	$ 34,509
Net income			4,477				4,477
Other comprehensive income (loss)				(60)			(60)
Issuance of stock based incentive plan shares, net of forfeitures	2						2
Restricted stock expense, net of forfeitures		15					15
Stock option expense, net of forfeitures		119					119
Cash dividends declared on Series B preferred stock and accretion of discount		107	(857)				(750)
Balance at Dec. 31, 2015	161	59,937	(18,537)	(9)	(3,245)	5	38,312
Net income			1,627				1,627
Other comprehensive income (loss)				11			11
Issuance of stock based incentive plan shares, net of forfeitures	3	(3)
Restricted stock expense, net of forfeitures		96					96
Stock option expense, net of forfeitures		26					26
Purchase of treasury shares					(30)		(30)
Cash dividends declared on Series B preferred stock and accretion of discount		107	(857)				(750)
Balance at Dec. 31, 2016	$ 164	$ 60,163	$ (17,767)	$ 2	$ (3,275)	$ 5	$ 39,292